Condensed Consolidated Statements of Operations - USD ($)	1 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Operating and formation costs	$ 5,182	$ 4,201,384	$ 2,446,924
Loss from operations	(5,182)	(4,201,384)	(2,446,924)
Interest earned on marketable securities held in Trust Account	0	25,176	8,324
Net loss	(5,182)	(4,176,208)	(2,438,600)
Common Class A [Member]
Net loss	$ 0	$ (3,357,729)	$ (1,757,485)
Basic and diluted weighted average shares outstanding	0	25,640,000	15,101,877
Basic and diluted net loss per share	$ 0	$ (0.13)	$ (0.12)
Common Class B [Member]
Net loss	$ (5,182)	$ (818,479)	$ (681,115)
Basic and diluted weighted average shares outstanding	5,500,000	6,250,000	5,852,751
Basic and diluted net loss per share	$ 0	$ (0.13)	$ (0.12)